PORTFOLIO OF INVESTMENTS

3RD QUARTER

USAA AGGRESSIVE GROWTH FUND

APRIL 30, 2019

48492-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Aggressive Growth Fund

April 30, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (98.4%)
	COMMON STOCKS (98.4%)
	Basic Materials (1.3%)
	Chemicals (1.3%)
812,000	Mosaic Co.	$21,201

	Communications (18.0%)
	Internet (16.1%)
43,300	Alphabet, Inc. “A”(a)	51,915
56,700	Amazon.com, Inc.(a)	109,234
6,300	Booking Holdings, Inc.(a)	11,686
384,200	Facebook, Inc. “A”(a)	74,304
62,600	Netflix, Inc.(a)	23,196

		270,335

	Media (1.9%)
225,000	Walt Disney Co.	30,818

	Total Communications	301,153

	Consumer, Cyclical (13.2%)
	Airlines (3.3%)
310,000	Alaska Air Group, Inc.	19,189
400,000	United Continental Holdings, Inc.(a)	35,544

		54,733

	Apparel (1.5%)
280,400	NIKE, Inc. “B”	24,628

	Auto Manufacturers (1.1%)
79,000	Tesla, Inc.(a),(b)	18,856

	Leisure Time (2.1%)
625,000	Norwegian Cruise Line Holdings Ltd.(a)	35,244

	Lodging (1.9%)
210,000	Las Vegas Sands Corp.	14,081
642,000	MGM Resorts International	17,096

		31,177

	Retail (3.3%)
47,000	Chipotle Mexican Grill, Inc.(a)	32,338
80,000	Home Depot, Inc.	16,296
180,000	Nordstrom, Inc.	7,383

		56,017

	Total Consumer, Cyclical	220,655

1 | USAA Aggressive Growth Fund

Number of Shares	Security	Market Value (000)
	Consumer, Non-cyclical (19.5%)
	Biotechnology (4.1%)
170,000	Alexion Pharmaceuticals, Inc.(a)	$23,142
218,000	Gilead Sciences, Inc.	14,179
50,688	Illumina, Inc.(a)	15,815
86,000	Vertex Pharmaceuticals, Inc.(a)	14,532

		67,668

	Commercial Services (2.0%)
300,293	PayPal Holdings, Inc.(a)	33,864

	Food (1.1%)
702,000	Kroger Co.	18,098

	Healthcare Products (8.2%)
75,000	Align Technology, Inc.(a)	24,351
679,500	Boston Scientific Corp.(a)	25,223
199,640	Danaher Corp.	26,440
115,000	Edwards Lifesciences Corp.(a)	20,248
24,000	Intuitive Surgical, Inc.(a)	12,255
106,050	Thermo Fisher Scientific, Inc.	29,424

		137,941

	Healthcare-Services (1.7%)
121,000	UnitedHealth Group, Inc.	28,201

	Pharmaceuticals (2.4%)
56,000	Allergan plc	8,232
100,000	Cigna Corp.	15,884
142,000	Eli Lilly & Co.	16,620

		40,736

	Total Consumer, Non-cyclical	326,508

	Energy (2.2%)
	Oil & Gas (1.7%)
173,000	Cimarex Energy Co.	11,878
68,000	EOG Resources, Inc.	6,532
1,200,000	Transocean Ltd.(a)	9,432

		27,842

	Oil & Gas Services (0.5%)
310,000	Halliburton Co.	8,782

	Total Energy	36,624

	Financial (8.5%)
	Banks (3.3%)
450,000	Bank of America Corp.	13,761
126,500	J.P. Morgan Chase & Co.	14,680
760,000	KeyCorp	13,338
256,000	U.S. Bancorp.	13,650

		55,429

	Diversified Financial Services (5.2%)
237,455	Intercontinental Exchange, Inc.	19,317
415,047	Visa, Inc. “A”	68,246

		87,563

	Total Financial	142,992

Portfolio of Investments | 2

Number of Shares	Security	Market Value (000)
	Industrial (8.4%)
	Building Materials (1.9%)
253,000	Vulcan Materials Co.	$31,906

	Electrical Components & Equipment (0.5%)
120,872	Emerson Electric Co.	8,581

	Electronics (1.3%)
125,686	Honeywell International, Inc.	21,823

	Machinery-Diversified (0.7%)
64,632	Rockwell Automation, Inc.	11,680

	Transportation (4.0%)
100,000	Canadian Pacific Railway Ltd.	22,407
361,000	CSX Corp.	28,746
130,000	Kansas City Southern	16,008

		67,161

	Total Industrial	141,151

	Technology (27.3%)
	Computers (4.4%)
203,000	Apple, Inc.	40,736
1,675,000	HP, Inc.	33,416

		74,152

	Semiconductors (9.6%)
165,000	Analog Devices, Inc.	19,180
540,000	Applied Materials, Inc.	23,798
45,000	ASML Holding N.V.	9,397
42,500	Broadcom, Inc.	13,532
197,000	Maxim Integrated Products, Inc.	11,820
97,100	NVIDIA Corp.	17,575
350,000	NXP Semiconductors N.V.	36,967
128,621	Texas Instruments, Inc.	15,155
110,000	Xilinx, Inc.	13,215

		160,639

	Software (13.3%)
125,000	Adobe, Inc.(a)	36,156
120,409	Electronic Arts, Inc.(a)	11,397
849,456	Microsoft Corp.	110,939
130,000	Oracle Corp.	7,193
222,900	salesforce.com, Inc.(a)	36,857
77,700	ServiceNow, Inc.(a)	21,096

		223,638

	Total Technology	458,429

	Total Common Stocks (cost: $1,081,303)	1,648,713

	Total Equity Securities (cost: $1,081,303)	1,648,713

	MONEY MARKET INSTRUMENTS (1.7%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.7%)
28,441,043	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(c) (cost: $28,441)	28,441

3 | USAA Aggressive Growth Fund

Number of Shares	Security	Market Value (000)
	SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.1%)
19,278,765	Goldman Sachs Financial Square Government Fund Institutional Class, 2.36%(c)	$19,279

	Total Short-Term Investment Purchased with Cash Collateral from Securities Loaned (cost: $19,279)	19,279

	Total Investments (cost: $1,129,023)	$1,696,433

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$1,648,713	$—	$—	$1,648,713
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	28,441	—	—	28,441
Short-Term Investment Purchased with Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	19,279	—	—	19,279

Total	$1,696,433	$—	$—	$1,696,433

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 4

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Aggressive Growth Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund’s NAV is calculated will not need to be reflected in the value of the Funds’ foreign securities. However, the USAA Asset Management Company (the Manager) and the Funds’ subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Funds’ subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds’ foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds’ foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

5 | USAA Aggressive Growth Fund

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments | 6

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,676,099,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Non-income-producing security.

(b) The security, or a portion thereof, was out on loan as of April 30, 2019.

(c) Rate represents the money market fund annualized seven-day yield at April 30, 2019.

7 | USAA Aggressive Growth Fund